Expense Example - Class P Shares - Goldman Sachs Defensive Equity Fund - Class P	Sep. 30, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	$ 420